Other Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Real Estate Owned [Abstract]
Net (gain) loss on sales or write-downs of other real estate owned	$ 104	$ 43	$ 60
Other real estate expense, net of rental income	321	521	441
Other real estate operations	$ 425	$ 564	$ 501